Accounting principles - Going concern (Details) € in Thousands, $ in Millions	Jul. 07, 2025 EUR (€) $ / €	Jul. 07, 2025 USD ($) $ / €	Jun. 30, 2025 EUR (€) $ / €	May 09, 2025 $ / €	May 07, 2025 $ / €	Dec. 31, 2024 EUR (€) $ / €	Jun. 30, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€)
Going Concern
Cash and cash equivalents | €			€ 122,076			€ 96,564	€ 10,147	€ 26,918
Short-term deposits | €			€ 24,578
Exchange rate at the end of period			1.172			1.0389	1.0705
Licensing and collaboration agreement with CTTQ
Going Concern
Exchange rate at the end of period			1.125	1.125	1.172
Receipt of payments under Licensing arrangements | Licensing and collaboration agreement with CTTQ
Going Concern
Amount received on licensing arrangements	€ 8,500	$ 9.5
Exchange rate at the end of period	1.173	1.173	1.172